Financial Risk Management - Schedule of Account Forward Exchange Contracts that Offset Effects from Changes in Currency Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 HKD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 HKD ($)
Strengthened [Member]
Schedule of Account Forward Exchange Contracts that Offset Effects from Changes in Currency Exchange Rates [Line Items]
Loss for the year	$ 20,669	$ 15,808	₩ 4,861		$ 30,275	$ 25,096	₩ 4,861	$ 318
Equity	20,669				28,862				$ 15,808	₩ 4,861		$ 25,096	₩ 4,861	$ 318
Weakened [Member]
Schedule of Account Forward Exchange Contracts that Offset Effects from Changes in Currency Exchange Rates [Line Items]
Loss for the year	(20,669)	$ (15,808)	₩ (4,861)		28,862	$ (25,096)	₩ (4,861)	$ (318)
Equity	$ (20,669)				$ (28,862)				$ (15,808)	₩ (4,861)		$ (25,096)	₩ (4,861)	$ (318)